Thrivent Core Investment Grade Corporate Bond Fund Investment Strategy - Thrivent Core Investment Grade Corporate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment-grade corporate bonds. Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. At times, the Fund may have a significant amount of its assets invested in a particular sector or industry, such as financials. The Fund may invest in foreign securities, including those of issuers in emerging markets. The Adviser determines which countries are considered “emerging markets” based on MSCI’s Market Classification Framework, which evaluates markets based on economic development, size and liquidity, and market accessibility.. Should the Adviser change the investments used for purposes of this 80% threshold, we will notify you at least 60 days prior to the change. The Adviser uses fundamental and other investment research techniques to determine which debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. While the Fund may use derivatives for any investment purpose, the Fund expects to utilize U.S. Treasury futures contracts in order to manage the Fund’s duration, or interest rate risk. The Fund may enter into derivatives contracts traded on exchanges or in the over-the-counter market.